Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 2,058	$ 1,054,665
San Antonio Water System and other	27,586	27,417
Long-term investments	65,699	140,097
Regulated Services Group
Schedule of Equity Method Investments [Line Items]
Equity-method investees	38,113	112,680
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	0	1,052,703
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 2,058	$ 1,962